Leases - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Right-of-use assets	$ 9,921	$ 10,493	$ 9,192
Lease liabilities
Current	3,707	3,687
Non-current	7,010	10,294
Total lease liabilities	10,717	13,981	$ 8,809
Land, building and improvements
Leases
Right-of-use assets	7,465	7,655
Plant and production equipment
Leases
Right-of-use assets	1,685	2,246
Vehicles, furniture and fixtures
Leases
Right-of-use assets	$ 771	$ 592